Summary of significant accounting policies - Summary of estimated useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Purchased software [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Purchased software [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Digital Sales Assistant System [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Domain names [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Brand name [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Brand name [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Database [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Business cooperation [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Trademark And Lifetime Membership [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Trademark And Lifetime Membership [Member] | Maximum [Member]
Intangible Assets, Estimated Useful Life	Indefinite
Others [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Others [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Intangible Assets, Estimated Useful Life	Indefinite